Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 193,987	$ 334,086	$ 394,759	$ 324,295	$ 151,091	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 1,204,231	$ 916,201	$ 926,254
Cost of revenue (excluding items shown separately below)	158,269				128,675					887,160	677,052	713,346
General and administrative expenses	68,598				38,079					159,286	145,990	129,203
Goodwill impairment											68,202
Depreciation, depletion, amortization and accretion	26,126				19,356					87,826	72,934	68,290
Operating (loss) income	(59,006)	23,307	47,749	33,922	(35,019)	(57,742)	37,895	13,731	(41,861)	69,959	(47,977)	15,415
Other (income) expense, net	1,190				(194)					(3,447)	1,378	8,287
Interest expense	24,109				18,819					86,742	56,443	58,079
(Loss) income from continuing operations before taxes	(84,305)				(53,644)					(13,336)	(105,798)	(50,951)
Income tax benefit	(4,468)				(596)					(6,983)	(2,647)	(3,920)
(Loss) income from continuing operations	(79,837)	4,753	28,110	13,832	(53,048)	(70,191)	22,950	244	(56,154)	(6,353)	(103,151)	(47,031)
Income from discontinued operations		285	(7)	(369)	20	271	160	(26)	123	(71)	528	3,546
Net (loss) income	(79,837)	$ 4,468	$ 28,117	$ 14,201	(53,068)	$ (70,462)	$ 22,790	$ 270	$ (56,277)	(6,282)	(103,679)	(50,577)
Net income attributable to minority interest	(1,982)				(2,515)					2,495	3,112	1,919
Net (loss) income attributable to member of Summit Materials, LLC	(77,855)				(50,553)					(8,777)	(106,791)	(52,496)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	(84,154)				(49,980)					(18,278)	(103,706)	(55,049)
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	37,781				7,688					30,736
Depreciation, depletion, amortization and accretion	490				304					1,468
Operating (loss) income	(38,271)				(7,992)					(32,204)
Other (income) expense, net	25,786				36,825					(53,827)
Interest expense	13,798				5,736					31,827
(Loss) income from continuing operations before taxes	(77,855)				(50,553)					(10,204)
Income tax benefit										(1,427)
(Loss) income from continuing operations	(77,855)				(50,553)					(8,777)
Net (loss) income	(77,855)				(50,553)					(8,777)
Net (loss) income attributable to member of Summit Materials, LLC	(77,855)				(50,553)					(8,777)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	(84,154)				(50,553)					(18,278)
Non-Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue					7,707					94,402	80,759	81,516
Cost of revenue (excluding items shown separately below)					10,903					67,951	55,241	58,319
General and administrative expenses					1,674					6,763	7,673	6,235
Depreciation, depletion, amortization and accretion					3,074					14,500	11,378	10,093
Operating (loss) income					(7,944)					5,188	6,467	6,869
Other (income) expense, net					(97)					(14,444)	(3,737)	(2,065)
Interest expense					2,846					11,608	10,702	12,045
(Loss) income from continuing operations before taxes					(10,693)					8,024	(498)	(3,111)
(Loss) income from continuing operations					(10,693)					8,024	(498)	(3,111)
Net (loss) income					(10,693)					8,024	(498)	(3,111)
Net (loss) income attributable to member of Summit Materials, LLC					(10,693)					8,024	(498)	(3,111)
Comprehensive (loss) income attributable to member of Summit Materials, LLC					(9,875)					2,759	3,909	(6,759)
Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	179,343				140,410					1,065,590	807,921	824,796
Cost of revenue (excluding items shown separately below)	151,226				117,624					796,078	611,799	649,577
General and administrative expenses	29,151				28,441					119,250	129,768	121,633
Goodwill impairment											68,202
Depreciation, depletion, amortization and accretion	24,153				15,712					70,116	60,078	57,080
Operating (loss) income	(25,187)				(21,367)					80,146	(61,926)	(3,494)
Other (income) expense, net	739				(195)					(6,687)	(3,410)	6,630
Interest expense	16,055				11,772					51,248	49,591	47,293
(Loss) income from continuing operations before taxes	(41,981)				(32,944)					35,585	(108,107)	(57,417)
Income tax benefit	(4,538)				(596)					(5,766)	(2,647)	(3,925)
(Loss) income from continuing operations	(37,443)				(32,348)					41,351	(105,460)	(53,492)
Income from discontinued operations					20					(71)	528	3,546
Net (loss) income	(37,443)				(32,368)					41,422	(105,988)	(57,038)
Net (loss) income attributable to member of Summit Materials, LLC	(37,443)				(32,368)					41,422	(105,988)	(57,038)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	(37,443)				(32,368)					41,422	(105,988)	(57,038)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	33,646				6,332					72,172	41,910	33,074
Cost of revenue (excluding items shown separately below)	26,045				3,506					51,064	24,401	18,582
General and administrative expenses	1,666				276					2,537	1,308	1,327
Depreciation, depletion, amortization and accretion	1,483				266					1,742	1,013	1,036
Operating (loss) income	4,452				2,284					16,829	15,188	12,129
Other (income) expense, net	149				49					(3)	274	(101)
Interest expense	881				26					1,172	382	633
(Loss) income from continuing operations before taxes	3,422				2,209					15,660	14,532	11,597
Income tax benefit	70									210
(Loss) income from continuing operations	3,352				2,209					15,450	14,532	11,597
Net (loss) income	3,352				2,209					15,450	14,532	11,597
Net (loss) income attributable to member of Summit Materials, LLC	3,352				2,209					15,450	14,532	11,597
Comprehensive (loss) income attributable to member of Summit Materials, LLC	(2,947)				2,209					9,634	14,532	11,597
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses											7,241	8
Depreciation, depletion, amortization and accretion											465	81
Operating (loss) income											(7,706)	(89)
Other (income) expense, net											99,085	52,400
(Loss) income from continuing operations before taxes											(106,791)	(52,489)
Income tax benefit												5
(Loss) income from continuing operations											(106,791)	(52,494)
Net (loss) income											(106,791)	(52,494)
Net (loss) income attributable to member of Summit Materials, LLC											(106,791)	(52,494)
Comprehensive (loss) income attributable to member of Summit Materials, LLC											(106,791)	(52,494)
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(19,002)				(3,358)					(27,933)	(14,389)	(13,132)
Cost of revenue (excluding items shown separately below)	(19,002)				(3,358)					(27,933)	(14,389)	(13,132)
Other (income) expense, net	(25,484)				(36,776)					71,514	(90,834)	(48,577)
Interest expense	(6,625)				(1,561)					(9,113)	(4,232)	(1,892)
(Loss) income from continuing operations before taxes	32,109				38,337					(62,401)	95,066	50,469
(Loss) income from continuing operations	32,109				38,337					(62,401)	95,066	50,469
Net (loss) income	32,109				38,337					(62,401)	95,066	50,469
Net income attributable to minority interest	(1,982)				(2,515)					2,495	3,112	1,919
Net (loss) income attributable to member of Summit Materials, LLC	34,091				40,852					(64,896)	91,954	48,550
Comprehensive (loss) income attributable to member of Summit Materials, LLC	$ 40,390				$ 40,607					$ (53,815)	$ 90,632	$ 49,645